First Trust Capital Strength Hedged Equity Portfolio Investment Strategy - First Trust Capital Strength Hedged Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will pursue its investment objective by investing primarily in the securities that comprise The Capital StrengthTM Index (the “Index”) and by utilizing an “option strategy” consisting of purchasing and writing (selling) U.S. exchange-traded put and call options on the S&P 500® Index or exchange-traded funds that track the S&P 500® Index ("Underlying ETFs"). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and/or investments that provide exposure to equity securities. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). Equity Strategy The securities held by the Fund are selected by the portfolio managers from the common stocks and equity securities of real estate investment trusts ("REITs") in the Index. The Index is designed to provide exposure to well-capitalized companies with strong market positions. The Index screens companies for strong balance sheets, a high degree of liquidity, the ability to generate earnings growth, and a record of financial strength and profit growth. The Index is composed of 50 securities selected objectively based on cash on hand, debt ratios and volatility, among other factors. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The constituents and individual security weighting of the equity portfolio will be actively managed by the portfolio managers in order to seek to achieve the Fund’s investment objective and strategy. The Fund may invest in securities of any market capitalization. As of March 31, 2026, the equity portfolio had an expected market capitalization range between $18.31 billion and $3.73 trillion. Hedged Put/Spread Collar Strategy The Fund will also employ an option overlay strategy in which the Fund systematically purchases and sells exchange-traded options that seek to lower volatility over a full market cycle. The Fund purchases and sells exchange-traded put options and sells exchange-traded call options to provide an option overlay strategy known as a “put/spread collar” strategy. The exchange-traded options are either on the S&P 500® Index or on Underlying ETFs. The put/spread collar strategy seeks to provide investors with a level of downside protection from the put options while still allowing for a portion of upside participation in the returns of the S&P 500® Index based on the call options. When the Fund sells a call option, the Fund has the obligation to sell the reference asset at a specified price (the “strike price”) if the buyer exercises the call option within a specified time period. When the Fund purchases a put option, the Fund has the right (but not the obligation) to sell the reference asset at the strike price within a specified time period. When the Fund sells a put option, the Fund has the obligation to buy the reference asset at the strike price if the buyer exercises the option within a specified time period. The Fund creates a put/spread collar by buying a put option on the S&P 500® Index or on Underlying ETFs at a higher strike price and selling a put option on the S&P 500® Index or on Underlying ETFs at a relatively lower strike price, which results in a put option spread. The put option spread is meant to hedge against a portion of any market decline. If the market decreases, the Fund’s returns may decrease less than the market because the Sub-Advisor will sell or exercise the put options. Simultaneously, the Fund sells a call option on the S&P 500® Index or on Underlying ETFs at the highest strike price possible to cover the premium needed to offset the purchased put option spread. The put option spread provides the Fund with protection from a decrease in the S&P 500® Index or Underlying ETFs, whereas the sold call option creates the “collar” because the Fund gives up the opportunity to benefit from potential increases in the value of the S&P 500® Index or Underlying ETFs above the exercise prices of such options. The value of the Fund’s put options is expected to increase in proportion to the decrease in value of the reference asset, but the amount by which the Fund’s options increase or decrease in value depends on how far the market has moved from the time the options positions were entered into and the relative strike prices of the purchased and sold put options. This put/spread collar seeks to protect the Fund against a decline in value, which tends to be less expensive than a strategy of only purchasing put options. The premiums received from selling call options can help offset the cost of the put option spread. Any savings generated between the premiums received from selling call options and the premiums of the put options are passed on to shareholders. This strategy, however, provides investors less downside risk when there is only a small decline in the price of the reference asset. This is because the protection offered by the collar is limited to the difference between the strike prices of the purchased put option and the sold put option. The options overlay strategy will reset on a quarterly basis. As of March 2, 2026, the Fund had significant investments in financial companies and industrials companies, although this may change from time to time. Over time, the Fund may have significant investments in investment sectors that it may not have had as of March 2, 2026. To the extent the Fund invests a significant portion of its assets in a given investment sector, the Fund may be exposed to the risks associated with that investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of March 2, 2026, the Fund had significant investments in financial companies and industrials companies, although this may change from time to time.